2. Investment Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investment Securities Tables
Investment securities available for sale

(Dollars in thousands)
	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$123,706	1,040	769	123,977
U.S. Government
sponsored enterprises	22,115	97	69	22,143
State and political subdivisions	148,468	1,987	5,087	145,368
Corporate bonds	3,522	11	70	3,463
Trust preferred securities	1,250	-	-	1,250
Equity securities	748	941	-	1,689
Total	$299,809	4,076	5,995	297,890

(Dollars in thousands)
	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$146,755	1,875	606	148,024
U.S. Government
sponsored enterprises	18,714	203	80	18,837
State and political subdivisions	118,591	7,171	104	125,658
Corporate bonds	2,571	19	4	2,586
Trust preferred securities	1,250	-	-	1,250
Equity securities	748	720	-	1,468
Total	$288,629	9,988	794	297,823

Current fair value and associated unrealized losses on investments in debt securities with unrealized losses

(Dollars in thousands)
	December 31, 2013
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$40,857	691	10,128	78	50,985	769
U.S. Government
sponsored enterprises	9,714	69	-	-	9,714	69
State and political subdivisions	77,187	4,863	1,824	224	79,011	5,087
Corporate bonds	1,984	16	511	54	2,495	70
Total	$129,742	5,639	12,463	356	142,205	5,995

(Dollars in thousands)
	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$48,126	468	12,913	138	61,039	606
U.S. Government
sponsored enterprises	3,402	80	-	-	3,402	80
State and political subdivisions	9,490	104	-	-	9,490	104
Corporate bonds	1,035	4	-	-	1,035	4
Total	$62,053	656	12,913	138	74,966	794

Amortized cost and estimated fair value of investment securities available for sale by contractual maturity
December 31, 2013
(Dollars in thousands)
	Amortized Cost	Estimated Fair Value
Due within one year	$4,019	4,048
Due from one to five years	31,725	32,103
Due from five to ten years	119,313	115,878
Due after ten years	20,298	20,195
Mortgage-backed securities	123,706	123,977
Equity securities	748	1,689
Total	$299,809	297,890

Available for sale securities measured at fair value on a recurring basis

(Dollars in thousands)
	December 31, 2013
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$123,977	-	123,977	-
U.S. Government
sponsored enterprises	$22,143	-	22,143	-
State and political subdivisions	$145,368	-	145,368	-
Corporate bonds	$3,463	-	3,463	-
Trust preferred securities	$1,250	-	-	1,250
Equity securities	$1,689	1,689	-	-

(Dollars in thousands)
	December 31, 2012
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$148,024	-	148,024	-
U.S. Government
sponsored enterprises	$18,837	-	18,837	-
State and political subdivisions	$125,658	-	125,658	-
Corporate bonds	$2,586	-	2,586	-
Trust preferred securities	$1,250	-	-	1,250
Equity securities	$1,468	1,468	-	-

Fair value measurements of investment securities available for sale using Level 3 significant unobservable inputs
(Dollars in thousands)
Investment Securities Available for Sale
Level 3 Valuation
Balance, beginning of period	$1,250
Change in book value	-
Change in gain/(loss) realized and unrealized	-
Purchases/(sales)	-
Transfers in and/or (out) of Level 3	-
Balance, end of period	$1,250

Change in unrealized gain/(loss) for assets still held in Level 3	$-